Sep. 04, 2019
CBOE Vest S&P 500 Dividend Aristocrats Target Income ETF
CBOE VestSM S&P 500 Dividend Aristocrats Target Income ETF
CBOE VestSM S&P 500 Dividend Aristocrats Target Income ETF (KNG)
(the “Fund”)

September 4, 2019

Supplement to the
Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”),
each dated February 28, 2019

Cboe Vest Financial LLC, the Fund’s investment adviser (the “Adviser”), is a wholly-owned subsidiary of Cboe Vest Group Inc. (“CVGI”). In a transaction that closed on August 26, 2019 (the “Transaction”), First Trust Capital Partners acquired a controlling interest in CVGI, and following the Transaction, Cboe Global Markets, Inc. (“Cboe Global”) was no longer a control person or affiliated person (as such terms are defined in the Investment Company Act of 1940) of the Adviser or the Fund. Consequently, all references in the Summary Prospectus, Prospectus, and SAI to Cboe Global as an affiliated person of the Adviser or the Fund are deleted and should be disregarded.
Additionally, as a result of Cboe Global no longer being an affiliated person of the Adviser or the Fund, the last paragraph under “Principal Investment Strategy” on page 3 of the Summary Prospectus and Prospectus is deleted.

Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI for future reference.